UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 43.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$532,031
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	614,013
		$1,146,044

Automotive — 1.7%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,410,949
Ford Motor Credit Co., LLC, 3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	707,737
General Motors Co., 4.20%, 10/1/27	2,383	2,287,747
General Motors Financial Co., Inc., 3.188%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	809,508
General Motors Financial Co., Inc., 3.327%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,114,324
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,095,179
		$8,425,444

Banks — 16.2%
American Express Co., 3.625%, 12/5/24	$1,162	$1,145,589
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,062,680
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,316,214
Banco Santander SA, 3.125%, 2/23/23	1,645	1,562,107
Bank of America Corp., 2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,691,334
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,386,255
Bank of America Corp., 3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,393,525
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,379,727
Bank of America Corp., 3.30%, 1/11/23	1,237	1,219,224
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,004,811
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,662,656
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	668,771
Barclays PLC, 4.836%, 5/9/28	1,480	1,398,811
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	869,499
Capital One Financial Corp., 2.50%, 5/12/20	485	478,319
Capital One Financial Corp., 3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,288,114
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,068,062
Capital One Financial Corp., 3.75%, 4/24/24	700	687,201
Capital One, N.A., 2.65%, 8/8/22	1,780	1,709,108
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,521,351
Citigroup, Inc., 3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,701,358
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,236,036

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Citigroup, Inc., 3.70%, 1/12/26	$1,000	$970,507
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	881,407
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	3,709	3,643,284
Citigroup, Inc., 4.50%, 1/14/22	725	745,128
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,391,755
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,006,532
Discover Bank, 3.20%, 8/9/21	950	939,794
Discover Bank, 3.35%, 2/6/23	1,193	1,163,422
Discover Financial Services, 3.95%, 11/6/24	490	478,624
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,146,925
First Horizon National Corp., 3.50%, 12/15/20	702	704,709
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,839,894
Goldman Sachs Group, Inc. (The), 3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	1,226	1,212,302
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	869,001
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	941,065
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,452,306
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,231,879
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,909,114
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	974,986
JPMorgan Chase & Co., 5.625%, 8/16/43	628	694,394
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,518,052
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	1,970,096
Morgan Stanley, 4.00%, 7/23/25	2,220	2,214,594
Morgan Stanley, 4.875%, 11/1/22	1,132	1,174,915
PPTT, 2006-A GS, Class A, 5.866%(1)(4)	259	265,410
Regions Financial Corp., 2.75%, 8/14/22	640	617,910
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,519,898
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	699,237
Synchrony Bank, 3.00%, 6/15/22	410	395,078
Synovus Financial Corp., 3.125%, 11/1/22	622	594,788
Wells Fargo & Co., 3.45%, 2/13/23	948	929,749
		$78,547,507

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$753,390
Keurig Dr Pepper, Inc., 3.43%, 6/15/27	618	571,854
Keurig Dr Pepper, Inc., 3.551%, 5/25/21(1)	722	723,076
Keurig Dr Pepper, Inc., 4.057%, 5/25/23(1)	470	472,267
Keurig Dr Pepper, Inc., 4.417%, 5/25/25(1)	385	387,409
		$2,907,996

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Building Materials — 0.1%
Vulcan Materials Co., 4.50%, 6/15/47	$479	$436,218
		$436,218

Chemicals — 0.6%
Mexichem SAB de CV, 5.50%, 1/15/48(1)	$2,000	$1,750,120
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,274,391
		$3,024,511

Commercial Services — 0.6%
Block Financial, LLC, 5.25%, 10/1/25	$870	$873,438
Ecolab, Inc., 3.95%, 12/1/47	883	847,076
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,071,126
		$2,791,640

Computers — 1.5%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$2,350	$2,384,946
DXC Technology Co., 2.875%, 3/27/20	800	794,575
DXC Technology Co., 3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	2,500	2,500,710
Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,668,095
		$7,348,326

Diversified Financial Services — 4.3%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,194,281
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,705,875
Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,180,000
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,164,350
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)	540	503,550
Brookfield Finance, Inc., 3.90%, 1/25/28	3,600	3,408,680
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,064,988
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	428,859
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	492,369
Synchrony Financial, 3.584%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,498,299
Synchrony Financial, 3.95%, 12/1/27	1,200	1,108,711
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,418,001
		$21,167,963

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.5%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,059,659
ITC Holdings Corp., 4.05%, 7/1/23	680	688,562
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	834,956
		$2,583,177

Electrical and Electronic Equipment — 0.9%
Jabil, Inc., 3.95%, 1/12/28	$1,108	$1,048,024
Jabil, Inc., 4.70%, 9/15/22	920	948,612
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,195,743
		$4,192,379

Financial Services — 0.3%
CIT Group, Inc., 3.875%, 2/19/19	$1,380	$1,385,520
		$1,385,520

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$374,500
Kraft Heinz Foods Co., 3.375%, 6/15/21	297	297,678
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,242,827
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,431,891
		$3,346,896

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,395,150
		$1,395,150

Healthcare Products — 0.4%
Becton Dickinson and Co., 3.211%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$700	$701,308
Becton Dickinson and Co., 3.70%, 6/6/27	1,439	1,363,109
		$2,064,417

Home Construction — 0.5%
Lennar Corp., 4.125%, 1/15/22	$313	$311,044
Lennar Corp., 4.50%, 11/15/19	1,150	1,161,500
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	881,250
		$2,353,794

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$856,966
		$856,966

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,405,674
		$1,405,674

Insurance — 0.3%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$833,875
Principal Financial Group, Inc., 4.30%, 11/15/46	534	509,308
		$1,343,183

Internet Software & Services — 0.2%
Symantec Corp., 5.00%, 4/15/25(1)	$916	$889,435
		$889,435

Lodging and Gaming — 0.2%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$158,800
MGM Resorts International, 4.625%, 9/1/26	900	837,000
		$995,800

Mining — 0.6%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$821,250
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	950,963
Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,233,055
		$3,005,268

Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc., 3.50%, 12/1/24	$442	$427,044
		$427,044

Oil and Gas — 1.8%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,399,075
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,487,500
Nabors Industries, Inc., 4.625%, 9/15/21	983	965,798
Noble Energy, Inc., 3.90%, 11/15/24	937	924,740
Oceaneering International, Inc., 4.65%, 11/15/24	1,035	989,626
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,580,250
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,443,609
		$8,790,598

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$847,525
		$847,525

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 1.9%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,033,759
CVS Health Corp., 3.70%, 3/9/23	2,769	2,743,731
CVS Health Corp., 4.10%, 3/25/25	998	993,978
CVS Health Corp., 4.30%, 3/25/28	4,738	4,680,956
		$9,452,424

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$445,719
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	475,411
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	661,507
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	762,394
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	937,034
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	591,681
		$3,873,746

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$843,245
Crown Castle International Corp., 3.20%, 9/1/24	851	803,913
Crown Castle International Corp., 3.65%, 9/1/27	750	698,683
DDR Corp., 3.625%, 2/1/25	874	830,301
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,210,656
EPR Properties, 4.50%, 6/1/27	1,350	1,291,217
EPR Properties, 4.95%, 4/15/28	725	710,398
		$6,388,413

Retail-Specialty and Apparel — 0.9%
Dollar Tree, Inc., 3.70%, 5/15/23	$1,476	$1,463,871
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	968,766
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	307,501
Tapestry, Inc., 4.125%, 7/15/27	1,877	1,792,551
		$4,532,689

Software — 0.4%
CA, Inc., 4.70%, 3/15/27	$909	$919,085
IQVIA, Inc., 5.00%, 10/15/26(1)	930	909,075
		$1,828,160

Technology — 0.5%
Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,350,193
		$2,350,193

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 2.3%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,012,002
AT&T, Inc., 3.60%, 2/17/23	1,834	1,808,196
AT&T, Inc., 4.10%, 2/15/28(1)	2,390	2,287,389
Nokia Oyj, 4.375%, 6/12/27	1,500	1,413,750
Verizon Communications, Inc., 3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	1,108	1,107,755
Verizon Communications, Inc., 4.329%, 9/21/28(1)	2,407	2,390,386
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,341,771
		$11,361,249

Transportation — 0.7%
Kirby Corp., 4.20%, 3/1/28	$2,543	$2,509,972
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	881,956
		$3,391,928

Utilities — 1.5%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,344,394
American Water Capital Corp., 3.40%, 3/1/25	365	360,245
American Water Capital Corp., 4.30%, 9/1/45	842	859,075
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,416,099
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,196	1,178,475
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	997,571
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,171,681
		$7,327,540

Total Corporate Bonds & Notes (identified cost $217,945,253)		$212,184,817

Agency Mortgage-Backed Securities — 16.6%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$797	$837,394
Pool #C03490, 4.50%, 8/1/40	657	691,006
Pool #C03815, 3.50%, 3/1/42	555	557,750
Pool #C03921, 3.50%, 5/1/42	590	591,778
Pool #C09031, 2.50%, 2/1/43	1,803	1,699,649
Pool #C09032, 3.50%, 2/1/43	969	971,615
Pool #C91875, 3.50%, 6/1/36	1,092	1,099,737
Pool #G04913, 5.00%, 3/1/38	740	791,050
Pool #G05958, 5.00%, 8/1/40	187	199,592
Pool #G07589, 5.50%, 6/1/41	2,965	3,230,793

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #G08524, 3.00%, 3/1/43	$1,083	$1,057,715
Pool #G08596, 4.50%, 7/1/44	904	947,629
Pool #G08670, 3.00%, 10/1/45	1,481	1,438,528
Pool #G08701, 3.00%, 4/1/46	2,283	2,215,244
Pool #G08717, 4.00%, 8/1/46	2,104	2,149,994
Pool #G08738, 3.50%, 12/1/46	2,011	2,004,058
Pool #G08758, 4.00%, 4/1/47	1,898	1,936,353
Pool #G60608, 4.00%, 5/1/46	3,200	3,271,960
Pool #G60761, 3.00%, 10/1/43	2,242	2,191,606
Pool #Q00285, 4.50%, 4/1/41	501	526,228
Pool #Q08641, 3.50%, 6/1/42	588	590,091
Pool #Q10378, 3.00%, 8/1/42	1,134	1,106,676
Pool #Q17453, 3.50%, 4/1/43	1,768	1,774,178
Pool #Q21661, 3.50%, 9/1/43	930	932,585
Pool #Q34310, 3.50%, 6/1/45	2,081	2,078,126
Pool #Q40264, 3.50%, 5/1/46	1,640	1,636,712
Pool #Q45051, 3.00%, 12/1/46	3,465	3,364,448
Pool #Q46889, 3.50%, 3/1/47	2,752	2,757,677
Pool #Q47999, 4.00%, 5/1/47	3,764	3,857,349
		$46,507,521
Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$107	$114,470
Pool #889982, 5.50%, 11/1/38	57	62,005
Pool #890427, 3.50%, 4/1/42	1,062	1,067,043
Pool #995203, 5.00%, 7/1/35	22	23,260
Pool #AB3678, 3.50%, 10/1/41	3,728	3,748,444
Pool #AB6633, 3.50%, 10/1/42	960	964,018
Pool #AB8923, 3.00%, 4/1/43	1,336	1,305,524
Pool #AE0949, 4.00%, 2/1/41	306	315,244
Pool #AH1559, 4.00%, 12/1/40	118	121,125
Pool #AH9055, 4.50%, 4/1/41	395	415,717
Pool #AL5162, 3.00%, 9/1/43	1,007	984,929
Pool #AL6838, 4.00%, 4/1/43	799	822,344
Pool #AL7524, 5.00%, 7/1/41	1,024	1,096,756
Pool #AS3892, 4.00%, 11/1/44	1,141	1,167,736
Pool #AS4421, 4.00%, 2/1/45	782	802,209
Pool #AS5332, 4.00%, 7/1/45	1,354	1,386,626
Pool #AS6014, 4.00%, 10/1/45	882	903,815
Pool #AS9721, 4.00%, 6/1/47	2,779	2,835,461
Pool #AZ0857, 3.00%, 7/1/45	940	915,105
Pool #BA0891, 3.50%, 1/1/46	2,599	2,595,336
Pool #BA3938, 3.50%, 1/1/46	1,989	1,987,131
Pool #BD1183, 3.50%, 12/1/46	1,351	1,347,627
Pool #BE2316, 3.50%, 1/1/47	3,139	3,129,968
Pool #MA0634, 4.50%, 1/1/31	687	718,804

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Pool #MA1789, 4.50%, 2/1/44	$862	$904,280
Pool #MA2389, 3.50%, 9/1/35	655	660,166
Pool #MA2653, 4.00%, 6/1/46	2,143	2,191,646
		$32,586,789
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,773	$1,781,495
		$1,781,495

Total Agency Mortgage-Backed Securities (identified cost $83,774,784)		$80,875,805

Collateralized Mortgage Obligations — 4.8%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$1,222	$1,224,523
Series 4030, Class PA, 3.50%, 6/15/40	1,583	1,594,924
Series 4423, Class A, 3.50%, 10/15/39	1,609	1,621,564
		$4,441,011
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.591%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$739,881
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,230	1,227,745
		$1,967,626
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$306	$324,453
Series 2011-117, Class QA, 3.50%, 10/25/31	369	369,165
Series 2011-135, Class PK, 4.50%, 5/25/40	1,076	1,109,840
Series 2013-6, Class HD, 1.50%, 12/25/42	293	270,037
Series 2013-130, Class EA, 3.00%, 6/25/38	1,283	1,273,933
Series 2014-70, Class KP, 3.50%, 3/25/44	1,335	1,345,788
		$4,693,216
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.341%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,300	$2,655,867
Series 2014-C02, Class 2M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,063	1,129,012
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,241	1,334,281
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,178	2,322,829
Series 2017-C05, Class 1M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 1/25/30(2)	1,535	1,539,078

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	$400	$407,012
Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,318,265
Series 2017-C07, Class 1M1, 2.741%, (1 mo. USD LIBOR + 0.65%), 5/25/30(2)	958	961,030
Series 2018-C03, Class 1M1, 2.771%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	519	520,071
		$12,187,445

Total Collateralized Mortgage Obligations (identified cost $23,421,019)		$23,289,298

Commercial Mortgage-Backed Securities — 5.6%
Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.588%, 12/10/54(5)	$1,050	$1,039,666
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	854,902
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.562%, 12/10/47(5)	500	486,498
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.508%, 12/15/49(5)	1,500	1,482,586
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(5)	500	414,491
Series 2014-C23, Class D, 4.101%, 9/15/47(1)(5)	250	217,762
Series 2014-C25, Class D, 4.094%, 11/15/47(1)(5)	1,960	1,613,503
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,399,850
Series 2013-C13, Class D, 4.137%, 1/15/46(1)(5)	2,000	1,882,855
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	767,442
Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	1,180	1,179,283
Motel 6 Trust
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,486	1,489,056
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	601	603,628
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.119%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)(6)	5,000	5,000,410
RETL Trust
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	3,192	3,209,602

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(1)(5)	$1,350	$1,328,664
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.693%, 9/15/58(5)	900	887,369
Series 2015-SG1, Class C, 4.618%, 9/15/48(5)	1,500	1,430,916

Total Commercial Mortgage-Backed Securities (identified cost $27,225,890)		$27,288,483

Asset-Backed Securities — 21.5%
Security	Principal Amount (000’s omitted)	Value

Automotive — 4.5%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$541	$540,893
Series 2017-4, Class A, 2.00%, 7/10/20(1)	754	752,045
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	607,373
Series 2016-4, Class A3, 1.53%, 7/8/21	825	819,127
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	2,000	2,001,418
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	900	901,901
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,868,494
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	263	262,056
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,338,281
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	65	65,265
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,196	1,189,005
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	69	68,598
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	232	230,746
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	473,158
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,041	1,034,017
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,300	1,288,002
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	139	139,004
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	394	392,085

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	$2,014	$2,015,131
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	900	891,518
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	1,006	1,002,794
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	917	910,006
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20	2	1,758
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	992,367
		$21,785,042

Other — 15.2%
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$543	$539,354
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	644	646,743
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	1,030	1,028,400
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	1	1,083
Series 2017-B, Class A, 2.29%, 6/15/20(1)	1,141	1,139,992
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 4.048%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,005,464
Series 2016-1A, Class DR, 5.148%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	1,002,159
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 3.638%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	1,002,477
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	1,004,957
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,186,156
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,089	1,106,187
Conn Funding II L.P.
Series 2017-A, Class B, 5.11%, 2/15/20(1)	1,065	1,070,663
Series 2017-B, Class A, 2.73%, 7/15/20(1)	754	753,724
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	2,000	2,018,593
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,281	2,290,058
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	194	190,777
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	338	336,047

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other (continued)
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	$775	$781,719
Dryden Senior Loan Fund
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	997,429
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	990	1,018,502
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,537	2,497,409
Hardee’s Funding, LLC
Series 2018-1A, Class AI, 4.25%, 6/20/48(1)	980	983,812
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	1,437	1,436,756
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	3,276	3,273,466
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,609	1,614,899
Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,209,413
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	207	206,913
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	673	677,599
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,888,327
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	1,790	1,790,696
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	750	752,435
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	5,539	5,530,856
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	605	605,058
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	3,079	3,067,889
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,999,086
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	1,965	1,966,094
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,983,594
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	49	48,880
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	432	430,546
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	153	152,142
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	482	478,431
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	843	840,559
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	698,863
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	2,364	2,371,245

Security	Principal Amount (000’s omitted)	Value

Other (continued)
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	$1,852	$1,874,020
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.691%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,894	4,888,859
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.259%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	997,557
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,378	1,380,071
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	1,100	1,094,531
Voya CLO, Ltd.
Series 2018-2A, Class B1, 3.924%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	1,000,000
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,932	2,971,436
		$73,831,926

Single Family Home Rental — 1.8%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	$1,566	$1,557,508
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	365,758
Series 2017-SFR2, Class C, 3.535%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	463,692
Series 2018-SFR1, Class B, 3.035%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	378,220
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	446,391
Series 2018-SFR2, Class A, 2.973%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,595	5,602,850
		$8,814,419

Total Asset-Backed Securities (identified cost $104,751,308)		$104,431,387

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Foreign Government and Agency Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Mexico — 0.2%
Government of Mexico, 4.00%, 10/2/23	$790	$793,851
		$793,851

Total Foreign Government and Agency Securities (identified cost $806,112)		$793,851

U.S. Treasury Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(8)	$17,679	$19,323,334

Total U.S. Treasury Obligations (identified cost $19,608,055)		$19,323,334

Senior Floating-Rate Loans — 2.4%(9)

Building and Development — 0.3%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21(10)	$1,260	$1,260,000
		$1,260,000

Business Equipment and Services — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3/1/24(10)	$1,100	$1,097,731
		$1,097,731

Cable and Satellite Television — 0.4%
UPC Financing Partnership, Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$1,000	$990,375
Ziggo Secured Finance Partnership, Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	990,938
		$1,981,313

Drugs — 0.4%
Jaguar Holding Company II, Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,878	$1,868,586
		$1,868,586

Electronics / Electrical — 0.5%
Infor (US), Inc., Term Loan, 2/1/22(10)	$1,890	$1,883,621
MA FinanceCo., LLC, Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 6/21/24	81	80,774

Security	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Seattle Spinco, Inc., Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 6/21/24	$549	$548,286
		$2,512,681

Equipment Leasing — 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25(10)	$1,800	$1,781,190
		$1,781,190

Food / Drug Retailers — 0.2%
Albertsons, LLC, Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 8/25/21	$997	$988,520
		$988,520

Total Senior Floating-Rate Loans (identified cost $11,553,284)		$11,490,021

Short-Term Investments — 3.1%

Commercial Paper — 0.3%
Security	Principal Amount (000’s omitted)	Value
AT&T, Inc., 3.14%, 5/28/19(1)	$1,450	$1,409,481

Total Commercial Paper (identified cost $1,410,004)		$1,409,481

Other — 2.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(11)	13,564,804	$13,564,804

Total Other (identified cost $13,565,292)		$13,564,804

Total Short-Term Investments (identified cost $14,975,296)		$14,974,285

Total Investments — 101.8% (identified cost $504,061,001)		$494,651,281

Other Assets, Less Liabilities — (1.8)%		$(8,631,031)

Net Assets — 100.0%		$486,020,250

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $149,841,902 or 30.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.

(6)	When-issued security.

(7)	Multi-step coupon security. Interest rate represents the rate in effect at June 30, 2018.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	This Senior Loan will settle after June 30, 2018, at which time the interest rate will be determined.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. Ultra 10-Year Treasury Note	329	Short	Sep-18	$(42,189,109)	$(85,550)
U.S. Ultra-Long Treasury Bond	273	Long	Sep-18	43,560,562	388,223

					$302,673

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $490,495,709)	$481,086,477
Affiliated investment, at value (identified cost, $13,565,292)	13,564,804
Cash	30,408
Deposits for derivatives collateral — financial futures contracts	598,878
Interest receivable	2,999,818
Dividends receivable from affiliated investment	10,070
Receivable from affiliate	8,471
Total assets	$498,298,926

Liabilities
Payable for investments purchased	$6,992,075
Payable for when-issued securities	4,987,920
Payable for variation margin on open financial futures contracts	17,063
Payable to affiliates:
Investment adviser fee	179,036
Trustees’ fees	5,145
Accrued expenses	97,437
Total liabilities	$12,278,676
Net Assets applicable to investors’ interest in Portfolio	$486,020,250

Sources of Net Assets
Investors’ capital	$495,127,297
Net unrealized depreciation	(9,107,047)
Total	$486,020,250

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Interest (net of foreign taxes, $8,188)	$7,876,310
Dividends from affiliated investment	61,198
Total investment income	$7,937,508

Expenses
Investment adviser fee	$1,071,530
Trustees’ fees and expenses	8,871
Custodian fee	66,027
Legal and accounting services	47,401
Miscellaneous	6,931
Total expenses	$1,200,760
Deduct —
Allocation of expenses to affiliate	$33,782
Total expense reductions	$33,782

Net expenses	$1,166,978

Net investment income	$6,770,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,949,326)
Investment transactions — affiliated investment	32
Financial futures contracts	(420,688)
Net realized loss	$(3,369,982)
Change in unrealized appreciation (depreciation) —
Investments	$(10,171,612)
Investments — affiliated investment	(2)
Financial futures contracts	280,538
Net change in unrealized appreciation (depreciation)	$(9,891,076)

Net realized and unrealized loss	$(13,261,058)

Net decrease in net assets from operations	$(6,490,528)

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$6,770,530	$11,721,140
Net realized gain (loss)	(3,369,982)	3,676,612
Net change in unrealized appreciation (depreciation)	(9,891,076)	5,607,998
Net increase (decrease) in net assets from operations	$(6,490,528)	$21,005,750
Capital transactions —
Contributions	$25,833,019	$55,689,460
Withdrawals	(12,686,335)	(81,587,010)
Net increase (decrease) in net assets from capital transactions	$13,146,684	$(25,897,550)

Net increase (decrease) in net assets	$6,656,156	$(4,891,800)

Net Assets
At beginning of period	$479,364,094	$484,255,894
At end of period	$486,020,250	$479,364,094

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017	2016		2015		2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.49	%(3)	0.49%	0.50%		0.50%		0.50%		0.50%
Net investment income	2.84	%(3)	2.46%	2.01%		2.00%		2.47%		2.48%
Portfolio Turnover	37	%(4)	123%	132	%(5)	159	%(5)	134	%(5)	107%

Total Return(2)	(1.42	)%(4)	4.48%	2.73%		0.04%		5.27%		(1.04)%

Net assets, end of period (000’s omitted)	$486,020		$479,364	$484,256		$342,684		$214,538		$177,700

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.02%, 0.03% and 0.07% of average daily net assets for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To Be Announced (TBA) transactions.

25	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 63.4% and 36.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

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Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis , including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2018, the Portfolio’s investment adviser fee amounted to $1,071,530 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $33,782 of the Portfolio’s operating expenses for the six months ended June 30, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns for the six months ended June 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$169,606,870	$99,224,977
U.S. Government and Agency Securities	34,566,874	75,556,865

	$204,173,744	$174,781,842

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$504,776,417

Gross unrealized appreciation	$1,179,887
Gross unrealized depreciation	(11,002,350)

Net unrealized depreciation	$(9,822,463)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2018 is included in the Portfolio of Investments. At June 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

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Core Bond Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$388,223	$(85,550)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$364,352	$28,780
Financial futures contracts	(420,688)	280,538

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Financial futures contracts, respectively.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$35,755,000	$25,742,000

The average number of purchased options contracts outstanding during the six months ended June 30, 2018, which is indicative of the volume of this derivative type, was 219 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$212,184,817	$—	$212,184,817
Agency Mortgage-Backed Securities	—	80,875,805	—	80,875,805
Collateralized Mortgage Obligations	—	23,289,298	—	23,289,298
Commercial Mortgage-Backed Securities	—	27,288,483	—	27,288,483
Asset-Backed Securities	—	104,431,387	—	104,431,387
Foreign Government and Agency Securities	—	793,851	—	793,851
U.S. Treasury Obligations	—	19,323,334	—	19,323,334
Senior Floating-Rate Loans	—	11,490,021	—	11,490,021
Short-Term Investments —
Commercial Paper	—	1,409,481	—	1,409,481
Other	—	13,564,804	—	13,564,804

Total Investments	$—	$494,651,281	$—	$494,651,281
Futures Contracts	$388,223	$—	$—	$388,223

Total	$388,223	$494,651,281	$—	$495,039,504

Liability Description
Futures Contracts	$(85,550)	$—	$—	$(85,550)

Total	$(85,550)	$—	$—	$(85,550)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Eaton Vance

Core Bond Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

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valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Core Bond Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018